Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the provision for income taxes consisted of the following:

	Years ended December 31,
(amounts in thousands)	2013	2012
Federal — deferred	$(59)	$(57)
State	—	—
Foreign
Current	—	—
Deferred	(82)	138
Total tax (expenses)/benefits	$(141)	$81

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of the statutory federal income tax rate and the Company’s effective tax rates consisted of the following:

	Years Ended December 31,
(amounts in thousands)	2013	2012
Federal tax expense at statutory rates	$1,718	$(573)
Difference in jurisdictional tax rates	(34)	723
Expense not deductible for tax	(46)	(600)
Income not subject to tax	802	1,346
Adjustment of provision to tax return	(1,029)	(473)
Change in valuation allowances	(965)	(1,769)
Change in unrecognized tax benefits	(535)	1,362
Other	(52)	65
Total tax (expenses)/benefits	$(141)	$81

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Consolidated (loss)/income from continuing operations before taxes for domestic and international operations consisted of the following:
	Years Ended December 31,
(amounts in thousands)	2013	2012
Domestic	$(8,147)	$(3,796)
International	6,912	6,543
(Loss)/income from continuing operations before income tax	$(1,235)	$2,747

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The primary tax affected components of the Company’s deferred tax assets/(liabilities) consisted of the following:

	December 31,
(amounts in thousands)	2013	2012
Deferred tax assets - current
Prepaid commission agreement	$1,277	$—
Depreciation and impairment	3,580	4,792
Other	337	450
Less: Valuation allowances	(5,194)	(5,226)
	—	16

Deferred tax assets – non current
Net operating losses	60,023	59,712
Stock options	840	571
Less: Valuation allowances	(60,863)	(60,094)
	—	189
Deferred tax liabilities – non current
Acquisition of intangibles	(183)	(141)
Other	(16)	—
Net deferred tax (liabilities)/assets	$(199)	$64

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amounts of unrecognized tax benefits consisted of the following:

(amounts in thousands)
Balance at January 1, 2012	$5,055
Additions based on tax positions related to the current year	57
Reductions for tax positions of prior years	(1,439)
Balance at December 31, 2012	$3,673
Additions based on tax positions related to the current year	430
Reductions for tax positions of prior years	(82)
Balance at December 31, 2013	$4,021